Impacts of the health crisis related to the Covid-19 pandemic	12 Months Ended
Dec. 31, 2020
Impacts of health crisis related to Covid-19 pandemic [abstract]
Impacts of the health crisis related to the Covid-19 pandemic

Note 3    Impact of the health crisis linked to the Covid-19 pandemic

The aim of this note is to summarize the impacts of the health crisis on the Group’s business and performance, the judgments and assumptions made as well as the main effects of the crisis on the Group’s Consolidated Financial Statements.

3.1      Effects of the Covid-19 pandemic on Orange’s business and financial position

The Covid-19 pandemic that affected France and the world in 2020 prompted the Group to rapidly implement actions to protect its employees, suppliers, subcontractors and customers and, further afield, all of its stakeholders.

The implementation of these actions and the decisions taken by the governments of the countries in which the Group operates have affected Orange’s business and financial position. These consequences are not easily quantifiable as they are difficult to separate from other factors affecting the period

However, in 2020, the main effects of the Covid-19 pandemic on the Group’s revenue are as follows:

–  a widespread and significant decline in revenues from international roaming (customers and visitors);

–  a sharp decline in equipment sales;

–  lower than expected growth in revenues from fixed-line services to operators;

–  a slowdown in services to businesses;

–  a general decline in sales activity.

With regard to the Group’s operating expenses, the main effects of the Covid-19 pandemic are:

–  a rise in impairments and losses on trade receivables;

–  an overall increase in external purchases, in particular due to the costs of arrangements introduced to safeguard health, additional costs related to the support measures for certain network service providers in France, as well as donations and sponsorship;

–  the payment of specific bonuses to some employees in connection with the health crisis;

–  a significant decrease in commercial expenses, equipment costs and overheads.

With regard to the Group’s investments, the main effects are a significant inflection in investments in the first half of the year, due to the slowdown or temporary postponement of a certain number of projects.

3.2      Main effects on the Consolidated Financial Statements at December 31, 2020

The main accounting estimates at December 31, 2020 during the preparation of the Orange group’s Consolidated Financial Statements concerned:

–  impairment tests (see Note 8);

–  deferred tax asset recoverability tests (see Note 11);

–  impairment of trade receivables in accordance with IFRS 9 (see Notes 5.3 and 6.2);

–  the Group’s exposure to credit, liquidity and market risks (see Note 14).

The use of estimates and judgments as well as the main assumptions made are detailed in each of the relevant notes.

At December 31, 2020, the main specific additional costs incurred by the management of the health crisis on operating income are described below.

In external purchases, the main incremental costs are as follows:

–  costs related to arrangements introduced to safeguard health for (72) million euros, mainly at Orange SA;

–  additional costs related to measures to support a number of network services in order to maintain the activity and offset a portion of the fixed costs of suppliers in France for (19) million euros (to which are added (24) million euros recorded in investments);

–  (9) million euros in donations and sponsorships, in particular for the Middle East Africa region’s subsidiaries and Orange SA.

Labor expenses include the payment to certain employees of specific bonuses related to the health crisis for (10) million euros.

Other operating expenses also include increases in trade receivables impairment in accordance with IFRS 9 for (144) million euros of which (129) million euros related to telecom activities and (15) million euros related to Orange Bank activities.